Components of net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Future minimum lease payments receivable	$ 372,644	$ 422,451
Residual value of containers	7,460	8,650
Less unearned income	(48,970)	(62,096)
Net investment in direct financing and sales-type leases	331,134	369,005
Amounts due within one year	87,706	89,003
Amounts due beyond one year	243,428	280,002
Net investment in direct financing and sales-type leases	$ 331,134	$ 369,005